Other Provisions - Retirement Benefit Obligation - Disclosure of Unfunded Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Sep. 01, 2024
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 0	R 0	R 290
Remeasurement of liability	0	56
Payment for the transfer of post-retirement medical benefit liability	0	(350)	R 0
RMA Life Assurance Company Limited
Disclosure of defined benefit plans [line items]
Retirement benefit obligation				R 294
Payment for the transfer of post-retirement medical benefit liability	0	(350)
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Contributions paid	0	(2)
Finance costs	R 0	R 6